INCOME TAXES (TABLES)	12 Months Ended
Mar. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The components of income (loss) before income taxes are as follows:

	Year ended March 31,
	2012	2013	2014
	$	$	$

Hong Kong	779	366	649
China	(409)	45	118
	370	411	767

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for income taxes consists of the following:

	Year ended March 31,
	2012	2013	2014
	$	$	$

Hong Kong
Current tax	179	68	155
Deferred tax	7	(121)	(15)

	186	(53)	140

China
Current tax	-	16	32

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation between the provision for income taxes computed by applying the Hong Kong profits tax rate to profit before income taxes, the actual provision for income taxes is as follows:

	Year ended March 31,
	2012	2013	2014
	%	%	%

Profits tax rate in Hong Kong	16.5	16.5	16.5
Non-deductible items/non-taxable income	68.3	5.9	10.3
Changes in valuation allowances	0.3	(31.6)	(4.4)
Under(over)provision of profits tax in prior year	1.4	(0.5)	(2.0)
Effect of different tax rate of subsidiaries operating in other jurisdictions	(36.3)	(3.9)	(2.7)
Other	0.1	4.6	4.6

Effective tax rate	50.3	(9.0)	22.3

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred income tax (assets) liabilities are as follows:

	As of March 31,
	2013	2014
	$	$

Deferred tax liability:
Property, plant and equipment	72	48

Deferred tax asset:
Tax loss carryforwards	(818)	(807)
Valuation allowance	805	803

Total net deferred tax asset	(13)	(4)

Net deferred tax liability	59	44

Summary of Valuation Allowance [Table Text Block]
Movement of valuation allowances are as follows:

	Year ended March 31,
	2012	2013	2014
	$	$	$

At the beginning of the year	766	767	805
Changes in prior year tax losses carry forward	-	168	32
Current year addition (reduction)	1	(130)	(34)

At the end of the year	767	805	803